Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Current asset
Cash and cash equivalents	$ 247,790		$ 187,485
Receivables, net of allowance of $23,583 in 2012 and $35,288 in 2013	236,347		282,214
Deferred income taxes	44,475		94,779
Prepaid expenses and other current assets	33,224		38,708
Total current assets	561,836		603,186
Satellites and other property and equipment, net	5,805,540		6,355,192
Goodwill	6,780,827		6,780,827
Non-amortizable intangible assets	2,458,100		2,458,100
Amortizable intangible assets, net	568,775		651,087
Other assets	414,592		417,454
Total assets	16,589,670		17,265,846
Current liabilities
Accounts payable and accrued liabilities	145,186		178,961
Taxes payable	9,526		9,366
Employee related liabilities	28,227		46,590
Accrued interest payable	186,492		367,686
Current portion of long-term debt	24,418		57,466
Deferred satellite performance incentives	22,703		21,479
Deferred revenue	84,185		84,066
Other current liabilities	72,840		72,715
Total current liabilities	573,577		838,329
Long-term debt, net of current portion	15,262,996		15,846,728
Deferred satellite performance incentives, net of current portion	153,904		172,663
Deferred revenue, net of current portion	888,239		834,161
Deferred income taxes	202,638		286,673
Accrued retirement benefits	196,856		299,187
Other long-term liabilities	246,127		300,195
Commitments and contingencies (Notes 15 and 16)
Shareholders' deficit:
5.75% Series A mandatory convertible junior non-voting preferred shares; nominal value $0.01 per share; aggregate liquidation preference of $172,500 ($50 per share)	35
Common shares; nominal value $0.01 per share	1,060	[1]	832	[1]
Paid-in capital	2,099,218	[1]	1,519,429	[1]
Accumulated deficit	(3,015,273)		(2,759,593)
Accumulated other comprehensive loss	(60,393)		(118,428)
Total Intelsat S.A. shareholders' deficit	(975,353)		(1,357,760)
Noncontrolling interest	40,686		45,670
Total liabilities and shareholders' deficit	$ 16,589,670		$ 17,265,846

[1]	Common shares and paid-in capital amounts reflect the retroactive impact of the former Class A and Class B share reclassification into common shares and the share splits related to our Initial Public Offering. See Note 1-Background of Company-Initial Public Offering for further discussion.